Submission	Jan. 12, 2026
Submission [Line Items]
Central Index Key	0001195738
Registrant Name	Nuveen California AMT-Free Quality Municipal Income Fund
Registration File Number	333-291643
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A